UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5719

DREYFUS STOCK INDEX FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	6/30/07

P:\Edgar Filings\Pending\763\N-CSR 8-9-7\form763.DOC

FORM N-CSR

Item 1. Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
30	Notes to Financial Statements
38	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus
Stock Index Fund, Inc.

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Stock Index Fund, Inc., covering the six-month period from January 1, 2007, through June 30, 2007.

The U.S. economy produced mixed signals over the first half of 2007, causing investor sentiment to swing from concerns regarding a domestic economic slowdown stemming from slumping housing markets to worries about mounting inflationary pressures in an environment of robust global growth. However, more recent data have provided stronger signals that a “soft landing” is likely for the U.S. economy.The rate of decline in residential construction is becoming less severe, the industrial inventory slowdown is fading and capital goods orders have strengthened. What’s more, a generally rising stock market over the past six months has helped to offset any negative “wealth effect” from the weak housing market.

Should these trends persist, we expect U.S. economic growth to hover slightly below long-term averages during the second half of this year. A moderate economic growth rate and gradually receding inflationary pressures may keep the Federal Reserve Board on the sidelines and support corporate profits through year-end. As always, your financial advisor can help you position your equity investments for these and other developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2007 through June 30, 2007, as provided by Thomas Durante, CFA, Portfolio Manager

Market and Fund Performance Overview

U.S. stocks posted generally favorable returns over the first few months of the reporting period, with gains fueled by rising mergers-and-acquisition activity, strong corporate earnings, low unemployment and stable interest rates.Turmoil in the U.S. sub-prime mortgage market in late February produced heightened volatility in the U.S. financial mar-kets,but declines proved to be short-lived.The stock market subsequently rallied, enabling the Standard & Poor’s 500 Composite Stock Price Index to surpass its previous all-time high set in March 2000.

For the period from January 1, 2007 through June 30, 2007, Dreyfus Stock Index Fund produced total returns of 6.81% for its Initial shares and 6.68% for its Service shares.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 6.96% for the same period.2,3 The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones. The S&P 500 Index is dominated by large-cap, blue-chip stocks that comprise nearly 75% of total U.S. market capitalization.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

U.S. Stocks Continued to Gain Value Despite a Slowing Economy

U.S. economic growth slowed gradually during the reporting period, led primarily by weakness in the housing market. Still, the U.S. stock market generally advanced in an environment of robust corporate earnings. Unlike the United States, many international economies have flourished during the reporting period, with particularly strong growth trends in China, Europe, Australia and New Zealand.These developments suggest that the United States may have passed the baton in driving the growth of the global economy, at least temporarily, to other countries and regions.

Energy stocks ranked among the stronger contributors to the S&P 500 Index’s results for the reporting period. Integrated energy producers and oil services providers fared especially well, largely due to their presence in global markets and their ability to offset the effects of volatile oil prices with more consistent results from their natural gas and chemicals divisions. In addition, oil services companies that provide deepwater drilling and seismic surveys fared well due to strong global demand, and oil refiners continued to benefit from a scarcity of capacity.

Within the information technology sector, one of the S&P 500 Index’s larger integrated technology companies rallied on the strength of improved business-to-business sales, while a certain maker of personal computers and electronic consumer products benefited from new products and pricing concessions extracted from suppliers. Improved capital expenditures aided data storage companies, most notably those with large international divisions. Semiconductor stocks rebounded during the reporting period, benefiting from a greater demand for chips used in cellular phones.

Telecommunications stocks also gained value, benefiting most from a combination of new contracts and successful mergers-and-acquisitions activity. A number of these companies are now starting to see better results from their fiber-optic network businesses. Many telecommunication services companies also benefited from cost-cutting measures implemented in the wake of heightened competitive pressures.

Relatively few market sectors detracted from the S&P 500 Index’s return during the reporting period.The bulk of negative performance stemmed from the financials area, which disappointed due to rising default rates on consumer loans and weakness in the mortgage lending business. Real estate investment trusts (REITs) also sold off sharply during the reporting period due to rising interest rates and housing-related concerns. Other laggards included consumer discretionary stocks, where home-builders suffered due to an oversupply of new homes, and office supply superstores disappointed due to lower sales of high-ticket furniture items.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the S&P 500 Index by closely approximating the composition of the S&P 500 Index. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding. In addition, the fund’s investments are not affected by any individual’s preference for one market or security over another. Instead, the fund employs a passive management approach in which all investment decisions are based on the composition of the S&P 500 Index.

July 16, 2007

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Stock Index Fund, Inc. made available through insurance products may be similar to other funds/portfolios managed or advised by Dreyfus.
However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund/portfolio.
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in which shareholders are given at least 180 days’ notice, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
[3]	“Standard & Poor’s®,”“S&P®,”“Standard & Poor’s 500®” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from January 1, 2007 to June 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2007
	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 1.38	$ 2.66
Ending value (after expenses)	$1,068.10	$1,066.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2007
	Initial Shares	Service Shares

Expenses paid per $1,000 †	$ 1.35	$ 2.61
Ending value (after expenses)	$1,023.46	$1,022.22

† Expenses are equal to the fund’s annualized expense ratio of .27% for Initial shares and .52% for Service shares;
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2007 (Unaudited)

Common Stocks—100.1%	Shares	Value ($)

Consumer Discretionary—10.2%
Abercrombie & Fitch, Cl. A	23,800	1,736,924
Amazon.com	83,800 [a]	5,732,758
Apollo Group, Cl. A	37,750 [a,b]	2,205,733
AutoNation	40,700 [a]	913,308
AutoZone	12,900 [a]	1,762,398
Bed Bath & Beyond	73,800 [a]	2,656,062
Best Buy	109,025 [b]	5,088,197
Big Lots	29,500 [a,b]	867,890
Black & Decker	17,800 [b]	1,571,918
Brunswick	24,300	792,909
Carnival	119,224	5,814,554
CBS, Cl. B	197,393	6,577,135
Centex	32,200 [b]	1,291,220
Circuit City Stores	37,300 [b]	562,484
Clear Channel Communications	133,747	5,058,312
Coach	100,000 [a]	4,739,000
Comcast, Cl. A	838,387 [a]	23,575,442
D.R. Horton	73,600 [b]	1,466,848
Darden Restaurants	38,050 [b]	1,673,819
Dillard’s, Cl. A	16,400	589,252
DIRECTV Group	207,700 [a,b]	4,799,947
Dollar General	84,809 [b]	1,859,013
Dow Jones & Co.	17,600	1,011,120
E.W. Scripps, Cl. A	22,500 [b]	1,028,025
Eastman Kodak	77,500 [b]	2,156,825
Family Dollar Stores	40,650 [b]	1,395,108
Ford Motor	506,550 [b]	4,771,701
Fortune Brands	41,150	3,389,525
Gannett	63,188	3,472,181
Gap	142,851	2,728,454
General Motors	152,448 [b]	5,762,534
Genuine Parts	45,850 [b]	2,274,160
Goodyear Tire & Rubber	55,600 [a,b]	1,932,656
H & R Block	87,000	2,033,190

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Harley-Davidson	69,400	4,136,934
Harman International Industries	17,600	2,055,680
Harrah’s Entertainment	50,250	4,284,315
Hasbro	42,950	1,349,060
Hilton Hotels	104,950 [b]	3,512,677
Home Depot	531,844	20,928,061
IAC/InterActiveCorp	58,900 [a,b]	2,038,529
International Game Technology	89,600	3,557,120
Interpublic Group of Cos.	126,293 [a,b]	1,439,740
J.C. Penney	60,600	4,386,228
Johnson Controls	53,200 [b]	6,158,964
Jones Apparel Group	29,300	827,725
KB Home	20,700 [b]	814,959
Kohl’s	86,923 [a]	6,174,141
Leggett & Platt	47,700	1,051,785
Lennar, Cl. A	37,500 [b]	1,371,000
Limited Brands	92,200	2,530,890
Liz Claiborne	28,200	1,051,860
Lowe’s Cos.	405,420	12,442,340
Macy’s	123,808	4,925,082
Marriott International, Cl. A	88,500	3,826,740
Mattel	105,995	2,680,614
McDonald’s	321,655	16,327,208
McGraw-Hill Cos.	92,500	6,297,400
Meredith	10,500 [b]	646,800
New York Times, Cl. A	38,800 [b]	985,520
Newell Rubbermaid	75,178	2,212,489
News, Cl. A	627,500	13,309,275
NIKE, Cl. B	102,100 [b]	5,951,409
Nordstrom	60,500	3,092,760
Office Depot	74,500 [a]	2,257,350
OfficeMax	20,300	797,790
Omnicom Group	89,160	4,718,347
Polo Ralph Lauren	16,500	1,618,815
Pulte Homes	57,200 [b]	1,284,140
RadioShack	36,500 [b]	1,209,610

Common Stocks (continued)	Shares	Value ($)

Consumer Discretionary (continued)
Sears Holdings	22,188 [a,b]	3,760,866
Sherwin-Williams	29,500	1,960,865
Snap-On	15,600 [b]	787,956
Stanley Works	22,500	1,365,750
Staples	192,725	4,573,364
Starbucks	199,600 [a]	5,237,504
Starwood Hotels & Resorts Worldwide	57,900 [a]	3,883,353
Target	229,342	14,586,151
Tiffany & Co.	36,800 [b]	1,952,608
Time Warner	1,019,768	21,455,919
TJX Cos.	122,550	3,370,125
Tribune	22,778	669,673
VF	24,000	2,197,920
Viacom, Cl. B	185,693 [a]	7,730,400
Walt Disney	533,809	18,224,239
Wendy’s International	23,500	863,625
Whirlpool	21,232	2,360,998
Wyndham Worldwide	49,160 [a]	1,782,542
Yum! Brands	141,100	4,616,792
		366,924,609
Consumer Staples—9.3%
Altria Group	566,643	39,744,340
Anheuser-Busch Cos.	204,650 [b]	10,674,544
Archer-Daniels-Midland	175,805	5,817,388
Avon Products	118,200	4,343,850
Brown-Forman, Cl. B	21,200	1,549,296
Campbell Soup	58,449	2,268,406
Clorox	40,850	2,536,785
Coca-Cola	541,342	28,317,600
Coca-Cola Enterprises	75,100	1,802,400
Colgate-Palmolive	137,750	8,933,088
ConAgra Foods	134,150	3,603,269
Constellation Brands, Cl. A	52,000 [a]	1,262,560
Costco Wholesale	120,350	7,042,882
CVS	415,834	15,157,149
Dean Foods	35,000	1,115,450

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Consumer Staples (continued)
Estee Lauder Cos., Cl. A	31,800 b	1,447,218
General Mills	93,300	5,450,586
H.J. Heinz	87,500	4,153,625
Hershey	46,178	2,337,530
Kellogg	67,500	3,495,825
Kimberly-Clark	122,898	8,220,647
Kraft Foods, Cl. A	432,124	15,232,371
Kroger	190,748	5,365,741
McCormick & Co.	35,100	1,340,118
Molson Coors Brewing, Cl. B	12,750 b	1,178,865
Pepsi Bottling Group	35,450	1,193,956
PepsiCo	438,791	28,455,596
Procter & Gamble	848,341	51,909,986
Reynolds American	46,100 b	3,005,720
Safeway	118,969	4,048,515
Sara Lee	197,898 b	3,443,425
SUPERVALU	55,951 a	2,591,650
SYSCO	166,450	5,491,186
Tyson Foods, Cl. A	68,100	1,569,024
UST	43,100 b	2,314,901
Wal-Mart Stores	653,029	31,417,225
Walgreen	269,600	11,738,384
Whole Foods Market	38,100 b	1,459,230
Wm. Wrigley Jr.	58,125	3,214,894
		334,245,225
Energy—10.8%
Anadarko Petroleum	124,968	6,497,086
Apache	89,222	7,279,623
Baker Hughes	86,260 b	7,257,054
BJ Services	79,000	2,246,760
Chesapeake Energy	110,300	3,816,380
Chevron	578,961	48,771,675
ConocoPhillips	440,293	34,563,000
Consol Energy	49,100	2,264,001
Devon Energy	119,800	9,379,142
El Paso	188,679	3,250,939

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
ENSCO International	40,200 [b]	2,452,602
EOG Resources	65,900	4,814,654
Exxon Mobil	1,517,618	127,297,798
Halliburton	246,202	8,493,969
Hess	73,500	4,333,560
Marathon Oil	184,780	11,079,409
Murphy Oil	50,700 [b]	3,013,608
Nabors Industries	75,800 [a,b]	2,530,204
National Oilwell Varco	47,800 [a]	4,982,672
Noble	36,100	3,520,472
Occidental Petroleum	224,600 [b]	12,999,848
Peabody Energy	71,400	3,454,332
Rowan Cos.	29,800 [b]	1,221,204
Schlumberger	317,500	26,968,450
Smith International	54,000 [b]	3,166,560
Spectra Energy	170,223	4,418,989
Sunoco	32,700	2,605,536
Transocean	77,633 [a]	8,227,545
Valero Energy	147,900	10,923,894
Weatherford International	90,900 [a]	5,021,316
Williams Cos.	161,371	5,102,551
XTO Energy	103,266	6,206,287
		388,161,120
Financial—21.0%
ACE	87,750	5,486,130
Aflac	131,792	6,774,109
Allstate	163,671	10,067,403
Ambac Financial Group	27,494 [b]	2,397,202
American Express	320,173	19,588,184
American International Group	698,873	48,942,076
Ameriprise Financial	63,334	4,026,142
AON	79,050	3,368,320
Apartment Investment &
Management, Cl. A	26,200 [b]	1,321,004
Archstone-Smith Trust	60,100	3,552,511
Assurant	26,700	1,573,164

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
AvalonBay Communities	21,500 b	2,555,920
Bank of America	1,195,565	58,451,173
Bank of New York	203,632 a,b	8,438,510
BB & T	146,200	5,947,416
Bear Stearns Cos.	32,052	4,487,280
Boston Properties	32,100	3,278,373
Capital One Financial	111,300	8,730,372
CB Richard Ellis Group, Cl. A	50,500 a	1,843,250
Charles Schwab	272,578	5,593,301
Chicago Mercantile Exchange Holdings, Cl. A	9,600	5,129,856
Chubb	108,200	5,857,948
Cincinnati Financial	46,230	2,006,382
CIT Group	51,700	2,834,711
Citigroup	1,332,590	68,348,541
Comerica	42,000 b	2,497,740
Commerce Bancorp/NJ	51,600 b	1,908,684
Compass Bancshares	35,494	2,448,376
Countrywide Financial	159,898	5,812,292
Developers Diversified Realty	33,700 b	1,776,327
E*TRADE FINANCIAL	115,000 a	2,540,350
Equity Residential	78,350 b	3,575,111
Fannie Mae	262,109	17,123,581
Federated Investors, Cl. B	23,900 b	916,087
Fifth Third Bancorp	148,192	5,893,596
First Horizon National	33,900 b	1,322,100
Franklin Resources	44,400	5,881,668
Freddie Mac	178,215	10,817,650
General Growth Properties	66,000	3,494,700
Genworth Financial, Cl. A	112,700 b	3,876,880
Goldman Sachs Group	110,050	23,853,338
Hartford Financial Services Group	85,350	8,407,828
Host Hotels & Resorts	140,600	3,250,672
Hudson City Bancorp	130,500	1,594,710
Huntington Bancshares/OH	98,304	2,235,433
Janus Capital Group	49,900 b	1,389,216

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
JPMorgan Chase & Co.	920,326	44,589,795
KeyCorp	105,666 [b]	3,627,514
Kimco Realty	61,100 [b]	2,326,077
Legg Mason	35,400	3,482,652
Lehman Brothers Holdings	143,460	10,690,639
Lincoln National	72,900	5,172,255
Loews	120,050 [b]	6,120,149
M & T Bank	20,400 [b]	2,180,760
Marsh & McLennan Cos.	149,658	4,621,439
Marshall & Ilsley	69,800	3,324,574
MBIA	35,250	2,193,255
Mellon Financial	112,157	4,934,908
Merrill Lynch & Co.	234,631	19,610,459
MetLife	199,800	12,883,104
MGIC Investment	22,400 [b]	1,273,664
Moody’s	62,000	3,856,400
Morgan Stanley	283,916	23,814,874
National City	155,099 [b]	5,167,899
Northern Trust	50,790	3,262,750
Plum Creek Timber	47,650 [b]	1,985,099
PNC Financial Services Group	92,923	6,651,428
Principal Financial Group	72,150	4,205,624
Progressive	198,328	4,745,989
ProLogis	69,100	3,931,790
Prudential Financial	125,950	12,246,118
Public Storage	33,100 [b]	2,542,742
Regions Financial	189,888	6,285,293
Safeco	28,650	1,783,749
Simon Property Group	60,200 [b]	5,601,008
SLM	110,800	6,379,864
Sovereign Bancorp	97,305 [b]	2,057,028
State Street	106,850	7,308,540
SunTrust Banks	96,050	8,235,327
Synovus Financial	88,050	2,703,135
T. Rowe Price Group	71,600	3,715,324

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Financial (continued)
Torchmark	25,700	1,721,900
Travelers Cos.	178,834	9,567,619
U.S. Bancorp	468,405	15,433,945
Unum Group	92,369	2,411,755
Vornado Realty Trust	35,200 [b]	3,866,368
Wachovia	515,408 [b]	26,414,660
Washington Mutual	239,517 [b]	10,213,005
Wells Fargo & Co.	899,714	31,642,941
XL Capital, Cl. A	50,100	4,222,929
Zions Bancorporation	29,600	2,276,536
		752,498,500
Health Care—11.7%
Abbott Laboratories	414,976	22,221,965
Aetna	139,164	6,874,702
Allergan	82,800	4,772,592
AmerisourceBergen	51,518	2,548,595
Amgen	312,424 [a]	17,273,923
Applera—Applied Biosystems Group	49,450	1,510,203
Barr Pharmaceuticals	29,600 [a]	1,486,808
Bausch & Lomb	14,600	1,013,824
Baxter International	175,550	9,890,487
Becton, Dickinson & Co.	66,000 [b]	4,917,000
Biogen Idec	77,027 [a]	4,120,945
Biomet	66,125	3,023,235
Boston Scientific	319,663 [a]	4,903,630
Bristol-Myers Squibb	530,228	16,733,996
C.R. Bard	27,800	2,297,114
Cardinal Health	103,600	7,318,304
Celgene	102,300 [a,b]	5,864,859
CIGNA	77,513	4,047,729
Coventry Health Care	42,100 [a]	2,427,065
Eli Lilly & Co.	265,837 [b]	14,854,971
Express Scripts	73,400 [a]	3,670,734
Forest Laboratories	85,600 [a]	3,907,640
Genzyme	70,850 [a]	4,562,740
Gilead Sciences	251,600 [a]	9,754,532

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Hospira	41,977 [a]	1,638,782
Humana	45,300 [a,b]	2,759,223
IMS Health	52,850	1,698,071
Johnson & Johnson	780,302	48,082,209
King Pharmaceuticals	65,666 [a,b]	1,343,526
Laboratory Corp. of America Holdings	31,700 [a]	2,480,842
Manor Care	19,700 [b]	1,286,213
McKesson	79,569	4,745,495
Medco Health Solutions	75,499 [a]	5,888,167
Medtronic	310,273 [b]	16,090,758
Merck & Co.	583,866	29,076,527
Millipore	14,500 [a,b]	1,088,805
Mylan Laboratories	66,900	1,216,911
Patterson Cos.	37,500 [a,b]	1,397,625
PerkinElmer	32,268	840,904
Pfizer	1,890,711	48,345,480
Quest Diagnostics	42,600	2,200,290
Schering-Plough	401,251	12,214,080
St. Jude Medical	91,100 [a]	3,779,739
Stryker	80,500	5,078,745
Tenet Healthcare	127,400 [a,b]	829,374
Thermo Fisher Scientific	113,700 [a]	5,880,564
UnitedHealth Group	361,000	18,461,540
Varian Medical Systems	34,300 [a]	1,458,093
Waters	27,150 [a]	1,611,624
Watson Pharmaceuticals	27,600 [a,b]	897,828
WellPoint	165,300 [a]	13,195,899
Wyeth	362,420	20,781,163
Zimmer Holdings	63,802 [a]	5,416,152
		419,782,222
Industrial—11.4%
3M	193,998	16,837,086
Allied Waste Industries	68,800 [a]	926,048
American Standard Cos.	47,400	2,795,652
Avery Dennison	24,650	1,638,732
Boeing	212,120	20,397,459

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Burlington Northern Santa Fe	95,892	8,164,245
C.H. Robinson Worldwide	46,100	2,421,172
Caterpillar	172,530	13,509,099
Cintas	36,300	1,431,309
Cooper Industries, Cl. A	49,300	2,814,537
CSX	117,800	5,310,424
Cummins	28,100	2,844,001
Danaher	64,100	4,839,550
Deere & Co.	60,600	7,316,844
Dover	55,050	2,815,808
Eaton	39,500 [b]	3,673,500
Emerson Electric	214,280	10,028,304
Equifax	39,150	1,739,043
FedEx	82,940	9,203,852
Fluor	23,800	2,650,606
General Dynamics	109,072	8,531,612
General Electric	2,771,583	106,096,197
Goodrich	33,700	2,007,172
Honeywell International	210,024 [b]	11,820,151
Illinois Tool Works	111,000 [b]	6,015,090
Ingersoll-Rand, Cl. A	81,300	4,456,866
ITT Industries	49,000	3,345,720
L-3 Communications Holdings	33,702	3,282,238
Lockheed Martin	95,560	8,995,063
Masco	101,800	2,898,246
Monster Worldwide	35,200 [a]	1,446,720
Norfolk Southern	105,950	5,569,791
Northrop Grumman	93,004	7,242,221
Paccar	66,868	5,820,191
Pall	33,001	1,517,716
Parker Hannifin	31,175	3,052,344
Pitney Bowes	59,200	2,771,744
Precision Castparts	37,100	4,502,456
R.R. Donnelley & Sons	59,250	2,577,968
Raytheon	119,550	6,442,549
Robert Half International	44,800	1,635,200

Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Rockwell Automation	42,500	2,951,200
Rockwell Collins	45,050	3,182,332
Ryder System	16,500	887,700
Southwest Airlines	210,312	3,135,752
Terex	27,800 [a]	2,260,140
Textron	33,800	3,721,718
Tyco International	534,071 [a]	18,046,259
Union Pacific	72,928	8,397,659
United Parcel Service, Cl. B	285,350	20,830,550
United Technologies	267,882	19,000,870
W.W. Grainger	19,100	1,777,255
Waste Management	139,354	5,441,774
		411,017,735
Information Technology—15.4%
Adobe Systems	158,400 [a]	6,359,760
Advanced Micro Devices	148,300 [a,b]	2,120,690
Affiliated Computer Services, Cl. A	26,700 [a]	1,514,424
Agilent Technologies	106,690 [a]	4,101,164
Altera	95,700	2,117,841
Analog Devices	88,100	3,316,084
Apple Computer	233,000 [a]	28,435,320
Applied Materials	372,300	7,397,601
Autodesk	62,300 [a]	2,933,084
Automatic Data Processing	149,078	7,225,811
Avaya	121,192 [a]	2,040,873
BMC Software	54,900 [a]	1,663,470
Broadcom, Cl. A	125,387 [a]	3,667,570
CA	110,809	2,862,196
Ciena	22,985 [a]	830,448
Cisco Systems	1,635,618 [a]	45,551,961
Citrix Systems	48,600 [a]	1,636,362
Cognizant Technology Solutions, Cl. A	38,700 [a,b]	2,905,983
Computer Sciences	46,700 [a]	2,762,305
Compuware	81,100 [a]	961,846
Convergys	36,902 [a]	894,504
Corning	423,698 [a]	10,825,484

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
Dell	612,012 [a]	17,472,943
eBay	305,000 [a]	9,814,900
Electronic Arts	83,500 [a]	3,951,220
Electronic Data Systems	137,050	3,800,396
EMC/Massachusetts	565,344 [a,b]	10,232,726
Fidelity National Information Services	44,100 [b]	2,393,748
First Data	203,240	6,639,851
Fiserv	45,282 [a]	2,572,018
Google, Cl. A	58,800 [a]	30,774,744
Hewlett-Packard	705,480 [b]	31,478,518
Intel	1,565,210	37,189,390
International Business Machines	367,968 [b]	38,728,632
Intuit	92,300 [a]	2,776,384
Jabil Circuit	48,300 [b]	1,065,981
JDS Uniphase	56,899 [a,b]	764,153
Juniper Networks	152,600 [a]	3,840,942
KLA-Tencor	51,600	2,835,420
Lexmark International, Cl. A	25,450 [a,b]	1,254,939
Linear Technology	68,350	2,472,903
LSI	207,500 [a]	1,558,325
Maxim Integrated Products	86,350 [b]	2,884,953
MEMC Electronic Materials	60,500 [a]	3,697,760
Micron Technology	203,750 [a,b]	2,552,988
Microsoft	2,267,996	66,837,842
Molex	38,275	1,148,633
Motorola	623,585	11,037,455
National Semiconductor	75,200	2,125,904
NCR	48,500 [a]	2,548,190
Network Appliance	100,000 [a]	2,920,000
Novell	93,800 [a]	730,702
Novellus Systems	34,000 [a,b]	964,580
NVIDIA	97,800 [a]	4,040,118
Oracle	1,066,392 [a]	21,018,586
Paychex	91,575	3,582,414
QLogic	42,800 [a]	712,620
QUALCOMM	449,000	19,482,110

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
SanDisk	61,500 [a,b]	3,009,810
Solectron	243,500 [a]	896,080
Sun Microsystems	961,784 [a]	5,058,984
Symantec	242,779 [a]	4,904,136
Tektronix	22,000	742,280
Tellabs	117,900 [a]	1,268,604
Teradyne	51,100 [a]	898,338
Texas Instruments	386,248	14,534,512
Unisys	93,700 [a]	856,418
VeriSign	66,000 [a]	2,094,180
Western Union	208,140	4,335,556
Xerox	252,566 [a]	4,667,420
Xilinx	80,200	2,146,954
Yahoo!	325,876 [a]	8,841,016
		554,282,057
Materials—3.1%
Air Products & Chemicals	58,350	4,689,590
Alcoa	234,256	9,494,396
Allegheny Technologies	27,536	2,887,976
Ashland	15,100	965,645
Ball	27,500	1,462,175
Bemis	28,200	935,676
Dow Chemical	256,752 [b]	11,353,573
E.I. du Pont de Nemours & Co.	248,850	12,651,534
Eastman Chemical	22,700 [b]	1,460,291
Ecolab	47,200	2,015,440
Freeport-McMoRan Copper & Gold	101,182 [b]	8,379,893
Hercules	31,400 [a,b]	617,010
International Flavors & Fragrances	20,900	1,089,726
International Paper	117,320	4,581,346
MeadWestvaco	49,639	1,753,249
Monsanto	146,426	9,889,612
Newmont Mining	121,554	4,747,899
Nucor	81,300	4,768,245
Pactiv	35,150 [a]	1,120,933
PPG Industries	44,233	3,366,574

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Materials (continued)
Praxair	85,900 [b]	6,183,941
Rohm & Haas	38,341 [b]	2,096,486
Sealed Air	43,546	1,350,797
Sigma-Aldrich	35,400 [b]	1,510,518
Temple-Inland	28,500	1,753,605
United States Steel	31,900	3,469,125
Vulcan Materials	25,700 [b]	2,943,678
Weyerhaeuser	58,200	4,593,726
		112,132,659
Telecommunication Services—3.7%
Alltel	93,100	6,288,905
AT & T	1,661,030	68,932,745
CenturyTel	29,500 [b]	1,446,975
Citizens Communications	92,200	1,407,894
Embarq	40,708	2,579,666
Qwest Communications International	418,462 [a,b]	4,059,082
Sprint Nextel	779,561 [b]	16,144,708
Verizon Communications	782,113	32,199,592
Windstream	128,428 [b]	1,895,597
		134,955,164
Utilities—3.5%
AES	179,800 [a,b]	3,934,024
Allegheny Energy	44,600 [a]	2,307,604
Ameren	55,600 [b]	2,724,956
American Electric Power	107,450 [b]	4,839,548
CenterPoint Energy	86,446 [b]	1,504,160
CMS Energy	60,500 [b]	1,040,600
Consolidated Edison	72,900 [b]	3,289,248
Constellation Energy Group	48,650 [b]	4,240,821
Dominion Resources/VA	94,392 [b]	8,146,974
DTE Energy	47,450	2,288,039
Duke Energy	339,247	6,208,220

Common Stocks (continued)	Shares	Value ($)

Utilities (continued)
Dynergy, Cl. A	108,328 [a]	1,022,616
Edison International	87,800	4,927,336
Entergy	53,150 [b]	5,705,653
Exelon	181,250 [b]	13,158,750
FirstEnergy	82,133 [b]	5,316,469
FPL Group	109,500 [b]	6,213,030
Integrys Energy	20,429 [b]	1,036,363
KeySpan	47,350	1,987,753
Nicor	12,100 [b]	519,332
NiSource	73,853	1,529,496
PG & E	94,650 [b]	4,287,645
Pinnacle West Capital	27,000	1,075,950
PPL	103,700	4,852,123
Progress Energy	68,485 [b]	3,122,231
Public Service Enterprise Group	68,050 [b]	5,973,429
Questar	46,400	2,452,240
Sempra Energy	71,095 [b]	4,210,957
Southern	202,510	6,944,068
TECO Energy	56,500 [b]	970,670
TXU	123,660	8,322,318
Xcel Energy	110,195	2,255,691
		126,408,314
Total Common Stocks
(cost $2,004,546,807)		3,600,407,605

	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.57%, 9/20/07	1,200,000 [c]	1,187,520
4.72%, 8/23/07	1,500,000 [c]	1,490,085
4.85%, 7/5/07	1,500,000	1,499,595
Total Short-Term Investments
(cost $4,176,429)		4,177,200

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—3.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $127,454,755)	127,454,755 [d]	127,454,755

Total Investments (cost $2,136,177,991)	103.7%	3,732,039,560

Liabilities, Less Cash and Receivables	(3.7%)	(132,906,965)

Net Assets	100.0%	3,599,132,595

[a] Non-income producing security.
[b] All or a portion of these securities are on loan. At June 30, 2007, the total market value of the fund’s securities on loan is $185,726,212 and the total market value of the collateral held by the fund is $191,914,875, consisting of cash collateral of $127,454,755 and U.S. Government and agency securities valued at $61,470,920 and Letters of
Credit valued at $2,989,200.
[c] All or partially held by a broker as collateral for open financial futures positions.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Financial	21.0	Telecommunication Services	3.7
Information Technology	15.4	Short-Term/Money
Health Care	11.7	Market Investments	3.6
Industrial	11.4	Utilities	3.5
Energy	10.8	Materials	3.1
Consumer Discretionary	10.2
Consumer Staples	9.3		103.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
June 30, 2007 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2007 ($)

Financial Futures Long
Standard & Poor’s 500	10	3,788,500	September 2007	(34,350)

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $185,726,212)—Note 1(b):
Unaffiliated issuers	2,008,723,236	3,604,584,805
Affiliated issuers	127,454,755	127,454,755
Dividends and interest receivable		3,966,719
Receivable for investment securities sold		2,286,938
Receivable for shares of Common Stock subscribed		138,916
Prepaid expenses		42,017
		3,738,474,150

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		866,287
Cash overdraft due to Custodian		1,291,187
Liability for securities on loan—Note 1(b)		127,454,755
Payable for investment securities purchased		5,392,689
Payable for shares of Common Stock redeemed		3,937,863
Payable for futures variation margin—Note 4		10,280
Accrued expenses		388,494
		139,341,555

Net Assets ($)		3,599,132,595

Composition Net Assets ($):
Paid-in capital		2,126,013,645
Accumulated undistributed investment income—net		933,630
Accumulated net realized gain (loss) on investments		(123,641,899)
Accumulated net unrealized appreciation
(depreciation) on investments [including ($34,350)
net unrealized (depreciation) on financial futures]		1,595,827,219

Net Assets ($)		3,599,132,595

Net Asset Value Per Share
	Initial Shares	Service Shares

Net Assets ($)	2,995,926,376	603,206,219
Shares Outstanding	78,241,624	15,749,235

Net Assets Value Per Share ($)	38.29	38.30
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2007 (Unaudited)

Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	37,166,623
Affiliated issuers	602,133
Interest	86,830
Income on securities lending	86,473
Total Income	37,942,059
Expenses:
Management fee—Note 3(a)	4,850,956
Distribution fees (Service Shares)—Note 3(b)	750,965
Prospectus and shareholders’ reports	182,409
Directors’ fees and expenses—Note 3(d)	111,486
Professional fees	41,152
Loan commitment fees—Note 2	15,000
Shareholder servicing costs (Initial Shares)—Note 3(c)	14,745
Interest expense—Note 2	3,434
Miscellaneous	65,796
Total Expenses	6,035,943
Investment Income—Net	31,906,116

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	379,732,118 [a]
Net realized gain (loss) on financial futures	2,169,270
Net Realized Gain (Loss)	381,901,388
Net unrealized appreciation (depreciation)
on investments (including $97,825 net change
in unrealized appreciation on financial futures)	(142,985,944)
Net Realized and Unrealized Gain (Loss) on Investments	238,915,444
Net Increase in Net Assets Resulting from Operations	270,821,560

[a] On April 27, 2007, the fund had a redemption-in-kind with total proceeds in the amount of $592,868,197.The net realized gain of the transaction of $262,068,054 will not be realized for tax purposes.
See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006

Operations ($):
Investment income—net	31,906,116	67,147,348
Net realized gain (loss) on investments	381,901,388	34,544,172
Net unrealized appreciation
(depreciation) on investments	(142,985,944)	487,048,921
Net Increase (Decrease) in Net Assets
Resulting from Operations	270,821,560	588,740,441

Dividends to Shareholders from ($):
Investment income—net:
Initial shares	(27,207,995)	(58,504,884)
Service shares	(4,261,841)	(7,682,739)
Total Dividends	(31,469,836)	(66,187,623)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial shares	111,551,577	214,641,802
Service shares	26,667,186	71,589,515
Dividends reinvested:
Initial shares	27,207,995	58,504,884
Service shares	4,261,841	7,682,739
Cost of shares redeemed:
Initial shares	(941,340,359)	(748,919,033)
Service shares	(53,617,372)	(87,250,920)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(825,269,132)	(483,751,013)
Total Increase (Decrease) in Net Assets	(585,917,408)	38,801,805

Net Assets ($):
Beginning of Period	4,185,050,003	4,146,248,198
End of Period	3,599,132,595	4,185,050,003
Undistributed investment income—net	933,630	497,350

	Six Months Ended
	June 30, 2007	Year Ended
	(Unaudited)	December 31, 2006

Capital Share Transactions:
Initial Shares
Shares sold	3,017,298	6,432,965
Shares issued for dividends reinvested	733,211	1,728,125
Shares redeemed	(24,933,800)	(22,393,535)
Net Increase (Decrease) in Shares Outstanding	(21,183,291)	(14,232,445)

Service Shares
Shares sold	719,461	2,117,508
Shares issued for dividends reinvested	114,504	226,501
Shares redeemed	(1,428,782)	(2,654,935)
Net Increase (Decrease) in Shares Outstanding	(594,817)	(310,926)

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended		Year Ended December 31,
	June 30, 2007
Initial Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	36.15	31.82	30.89	28.43	22.47	29.36
Investment Operations:
Investment income—net [a]	.31	.56	.49	.51	.37	.34
Net realized and unrealized
gain (loss) on investments	2.14	4.33	.94	2.48	5.96	(6.89)
Total from Investment
Operations	2.45	4.89	1.43	2.99	6.33	(6.55)
Distributions:
Dividends from investment
income—net	(.31)	(.56)	(.50)	(.53)	(.37)	(.34)
Dividends from
return of capital	—	—	(.00)[b]	(.00)[b]	—	—
Total Distributions	(.31)	(.56)	(.50)	(.53)	(.37)	(.34)
Net asset value,
end of period	38.29	36.15	31.82	30.89	28.43	22.47

Total Return (%)	6.81[c]	15.50	4.69	10.64	28.36	(22.36)

Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.13[c]	.27	.27	.26	.28	.27
Ratio of net investment
income to average
net assets	.82[c]	1.67	1.60	1.76	1.52	1.33
Portfolio Turnover Rate	2.00[c]	4.91	6.09	3.78	2.80	6.05

Net Assets, end of period
($ x 1,000)	2,995,926	3,594,085	3,616,211 3,842,397		3,771,728	3,093,295

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Not annualized.
See notes to financial statements.

	Six Months Ended		Year Ended December 31,
	June 30, 2007
Service Shares	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	36.16	31.82	30.90	28.40	22.44	29.33
Investment Operations:
Investment income—net [a]	.26	.47	.42	.46	.32	.29
Net realized and unrealized
gain (loss) on investments	2.15	4.35	.93	2.46	5.93	(6.89)
Total from Investment Operations	2.41	4.82	1.35	2.92	6.25	(6.60)
Distributions:
Dividends from investment
income—net	(.27)	(.48)	(.43)	(.42)	(.29)	(.29)
Dividends from return of capital	—	—	(.00)[b]	(.00)[b]	—	—
Total Distributions	(.27)	(.48)	(.43)	(.42)	(.29)	(.29)
Net asset value, end of period	38.30	36.16	31.82	30.90	28.40	22.44

Total Return (%)	6.68[c]	15.21	4.43	10.35	28.05	(22.55)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.26[c]	.52	.52	.51	.53	.51
Ratio of net investment income
to average net assets	.69[c]	1.43	1.35	1.59	1.27	1.19
Portfolio Turnover Rate	2.00[c]	4.91	6.09	3.78	2.80	6.05

Net Assets, end of period
($ x 1,000)	603,206	590,965	530,037	503,456	283,150	78,762

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Not annualized.
See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The fund’s investment objective is to match the total return of the Standard and Poor’s 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s manager and Mellon Equity Associates (“Mellon Equity”), an affiliate of Dreyfus, serves as the fund’s index manager. During the reporting period, Dreyfus was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On July 1, 2007, the Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

During the reporting period, Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, served as the distributor of the fund’s shares, which are sold without a sales charge. Effective June 30 2007, the Distributor became known as MBSC Securities Corporation. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a shareholder services fee and Service shares are subject to a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan and shareholder services plan and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which requires the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: funda-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

mental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price on the principal exchange.

The Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount of premium on debt securities.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the fund’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15,2006 and

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has unused capital loss carryover of $393,293,738 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2006. If not applied, $300,694,931 of the carryover expires in fiscal 2010, $27,409,843 expires in fiscal 2011, $15,235,400 expires in fiscal 2012 and $49,953,564 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2006 were as follows: ordinary income $66,187,623. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended June 30, 2007, was approximately $121,700 with a related weighted average annualized interest rate of 5.69% .

NOTE 3—Management Fee, Index Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Dreyfus has undertaken that, until such time as they give share-

holders at least 180 days notice to the contrary that if any full fiscal year the fund’s aggregate expenses exclusive of brokerage commissions, Rule 12b-1 distribution plan fees, transaction fees and extraordinary expenses, exceed an annual rate of .40% of the fund’s average daily net assets, the fund may deduct from the payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended June 30, 2007, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder accounts and for advertising and marketing for Service shares.The Plan provides payments to be made at an annual rate of .25% of the value of the Service shares average daily net assets. The Distributor may make payments to Participating Insurance Companies and brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2007, Service shares were charged $750,965 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the Initial shares’ average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares shareholder accounts. During the period ended June 30, 2007, Initial shares were charged $11,638 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2007, the fund was charged $581 pursuant to the transfer agency agreement.

During the period ended June 30, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer which is included in miscellaneous expenses.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $735,936, Rule 12b-1 distribution plan fees $126,916, shareholder services plan fees $2,000, chief compliance officer fees $1,205 and transfer agency per account fees $230.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by Dreyfus.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2007, amounted to $78,039,018 and $882,189,406, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading.Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2007 are set forth in the Statement of Financial Futures.

At June 30, 2007, accumulated net unrealized appreciation on investments was $1,595,861,569, consisting of $1,702,477,585 gross unrealized appreciation and $106,616,016 gross unrealized depreciation.

At June 30,2007,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see Statement of Investment).

NOTE 5—Change in Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP (“PWC”), 300 Madison Avenue, New York, New York 10017, an independent registered public accounting firm, were the independent registered public accounting firm for the fund for the fiscal year ended December 31, 2006.At a meeting held on December 5, 2006, the Audit Committee and the Board of Directors of the fund engaged Ernst & Young LLP to replace PWC as the independent registered public accounting firm for the fund, effective upon the conclusion of the audit of the 2006 financial statements of the fund.

During the funds’ past two fiscal years and any subsequent interim period: (i) no report on the funds’ financial statements contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope, or accounting principles; and (ii) there were no “disagreements” (as such term is used in Item 304 of Regulation S-K) with PWC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of PWC, would have caused it to make reference to the subject matter of the disagree-ment(s) in connection with its report.

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board held on March 7 and 8, 2007, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2008. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’s representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’s representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’s research and portfolio management capabilities and Dreyfus’s oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratio, placing significant emphasis on comparative data supplied by Lipper, Inc., an independent provider of mutual fund data, including contractual and actual (net of fee waivers and expense reimbursements) management fees, operating expense components and total return performance.The fund’s performance was compared to that of a Performance Universe, consisting of all funds with the same Lipper classification/objective, and a Performance Group, consisting of comparable funds chosen by Lipper based on guidelines previously approved by the Board. Similarly, the fund’s contractual and actual management fee and operating expenses were compared to those of an Expense Universe, consisting of funds with the same or similar Lipper classification/objective, and an Expense Group, consisting comparable funds chosen by Lipper based on guidelines previously approved by the Board. As part of its review of expenses, the Board also considered other fund expenses, such as transfer agent fees, custody fees, 12b-1 or non-12b-1 service fees (if any), and other non-management fees.

In its review of performance, the Board noted, among other things, that the fund’s average annual total return was in the first or second quintile of the Performance Group and the Performance Universe for the one-, two-, three-, four- and five- year periods ended December 31, 2006.

In its review of the fund’s management fee and operating expenses, the Board examined the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, noting, among other things, that the fund’s actual management fee and total expense ratio were each in the second quintile of the expense group (the first quintile represents funds with the lowest fees).

Representatives of Dreyfus noted that there were no similarly managed funds or separate accounts or wrap fee accounts managed by Dreyfus or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. Dreyfus’s representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)  (continued)

light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and that a discussion of economies of scale is predicated on a fund having achieved a substantial size and increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board generally was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the services provided, comparative performance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by Dreyfus from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 41

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

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Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS STOCK INDEX FUND, INC.

By:	/S/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

By:	/S/ James Windels
James Windels
Treasurer

Date:	August 13, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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